Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

The following tables summarize the fair value of financial assets and liabilities that are measured at fair value and the classification by level of input within the fair value hierarchy (in thousands):

	September 30, 2016
	Level 1	Level 2	Level 3	Recorded Value
Financial Assets:
Cash and money markets	$35,666	$—	$—	$35,666
Certificates of deposit	5,868	—	—	5,868
Government bonds	2,499	—	—	2,499
Agency obligations	—	8,530	—	8,530
Corporate bonds	—	4,356	—	4,356

Total financial assets	$44,033	$12,886	$—	$56,919

Financial Liabilities:
Stock purchase warrants	$—	$—	$251	$251

	December 31, 2015
	Level 1	Level 2	Level 3	Recorded Value
Financial Assets:
Money markets (included in cash and cash equivalents)	$20,076	$—	$—	$20,076

Financial Liabilities:
Stock purchase warrants	$—	$—	$258	$258

The following tables summarize the fair value of financial assets and liabilities that are measured at fair value and the classification by level of input within the fair value hierarchy (in thousands):

	December 31, 2014
	Level 1	Level 2	Level 3	Recorded Value
Financial Assets:
Money markets (included in cash and cash equivalents)	$7,951	$—	$—	$7,951

Financial Liabilities:
Stock purchase warrants	$—	$—	$42	$42

	December 31, 2015
	Level 1	Level 2	Level 3	Recorded Value
Financial Assets:
Money markets (included in cash and cash equivalents)	$20,076	$—	$—	$20,076

Financial Liabilities:
Stock purchase warrants	$—	$—	$258	$258

Summarizes the Changes in Fair Value of the Level 3 Liability, Stock Purchase Warrants

The following table summarizes the changes in fair value of the Level 3 liability, stock purchase warrants (in thousands):

	Level 3 Liabilities
	Nine Months Ended September 30,	Year Ended December 31,
	2016	2015
Stock purchase warrants
Balance at beginning of period	$258	$42
Issuance of stock purchase warrants	—	164
Exercise of stock purchase warrants	(23)	—
Net increase in fair value remeasurement	16	52

Balance at end of period	$251	$258

The following table summarizes the changes in fair value of the Level 3 liability, stock purchase warrants (in thousands):

	Level 3 Liabilities
	Year Ended December 31,
	2014	2015
Stock purchase warrants
Balance at beginning of period	$24	$42
Issuance of stock purchase warrants	—	164
Net increase (decrease) in fair value remeasurement	18	52

Balance at period end of period	$42	$258